Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Major Components of Tax Expense (Income)	The details of the provision for the Group’s consolidated income tax are as follows:

	2022	2021	2020
Current income tax	(4,655)	(4,338)	(2,840)
Deferred income tax	(22,103)	(39,499)	(9,485)
Income tax expense	(26,758)	(43,837)	(12,325)

Schedule of Applicable Tax Rate by Tax Jurisdiction
The statutory tax rate in the countries where the Group operates for all of the years presented are:

Tax Jurisdiction	Income Tax Rate
Argentina (i)	35%
Brazil	34%
Uruguay	25%
Spain	25%
Luxembourg	24.94%
Chile	27%

(i) In June 2021, the Argentine Government introduced changes to the income tax laws whereby it established an increasing rate scheme starting at 25% up to 35% for income tax gains over Pesos 76 million (0.4 million US$). The revised scheme was effective as from fiscal year 2021. It also established a 7% withholding tax for dividends.

Schedule of Temporary Difference, Unused Tax Losses and Unused Tax Credits
Deferred tax assets and liabilities of the Group as of December 31, 2022 and 2021, without taking into consideration the offsetting of balances within the same tax jurisdiction, will be recovered or settled as follows:

	2022	2021
Deferred income tax asset to be recovered after more than 12 months	127,878	107,552
Deferred income tax asset to be recovered within 12 months	17,862	21,976
Deferred income tax assets	145,740	129,528

Deferred income tax liability to be settled after more than 12 months	(371,047)	(367,292)
Deferred income tax liability to be settled within 12 months	(67,349)	(17,763)
Deferred income tax liability	(438,396)	(385,055)
Deferred income tax liability, net	(292,656)	(255,527)
The gross movement on the deferred income tax account is as follows:

	2022	2021
Beginning of year	(255,527)	(162,556)
Exchange differences	(30,187)	(40,644)
Changes of fair value valuation for farmlands	25,307	(9,953)
Acquisition of subsidiary (Note 21)	(1,562)	—
Others	(1,247)	(349)
Tax credit relating to cash flow hedge (i)	(7,337)	(2,526)
Income tax expense	(22,103)	(39,499)
End of year	(292,656)	(255,527)

(i) Relates to the gain or loss before income tax of cash flow hedge recognized in other comprehensive income amounting to US$15,621 for the year ended December 31, 2022 (2021: US$46,145; 2020: US$75,822); net of the reclassification from Equity to the Income Statement of US$ 40,388 for the year ended December 31, 2022 (2021: US$ 26,031; 2020: US$32,305).
The movement in the deferred income tax assets and liabilities during the year, without taking into consideration the offsetting of balances within the same tax jurisdiction, is as follows:

Deferred income tax liabilities	Property, plant and equipment	Investment property	Biological assets	Others	Total
At January 1, 2021	268,252	9,878	10,217	8,555	296,902
Charged / (credited) to the statement of income	43,270	(817)	(755)	(1,811)	39,887
Farmlands revaluation	11,469	(1,516)	—	—	9,953
Exchange differences	32,167	2,336	1,797	2,013	38,313
At December 31, 2021	355,158	9,881	11,259	8,757	385,055
Charged / (credited) to the statement of income	19,318	(1,145)	18,105	232	36,510
Farmlands revaluation	(24,271)	(1,036)	—	—	(25,307)
Acquisition of subsidiaries	1,562	—	—	—	1,562
Exchange differences	37,379	1,279	1,097	821	40,576
At December 31, 2022	389,146	8,979	30,461	9,810	438,396

Deferred income tax assets	Provisions	Tax loss carry forwards	Equity-settled share-based compensation	Borrowings	Biological assets	Others	Total
At January 1, 2021	7,281	67,817	5,171	51,338	—	2,739	134,346
Charged / (credited) to the statement of income	1,978	13,108	—	(13,589)	452	(1,561)	388
Tax charge relating to cash flow hedge	—	(2,526)	—	—	—	—	(2,526)
Exchange differences	20	3,158	—	(2,952)	(386)	(2,171)	(2,331)
Others	—	—	(349)	—	—	—	(349)
At December 31, 2021	9,279	81,557	4,822	34,797	66	(993)	129,528
(Credited) / charged to the statement of income	(3,900)	29,087	—	(11,115)	(66)	401	14,407
Tax charge relating to cash flow hedge	—	(7,337)	—	—	—	—	(7,337)
Exchange differences	1,243	6,888	—	2,250	—	8	10,389
Others	—	—	(1,247)	—	—	—	(1,247)
At December 31, 2022	6,622	110,195	3,575	25,932	—	(584)	145,740

Schedule of Tax Loss Carryforwards
As of December 31, 2022, the Group’s tax loss carry forwards and their corresponding jurisdictions are as follows:

Jurisdiction	Tax loss carry forward	Expiration period
Argentina (1)	175,658	5 years
Brazil	127,838	No expiration date.
Uruguay	1,546	5 years
Luxembourg	23,677	No expiration date.

(1) As of December 31, 2022, the aging of the determination tax loss carry forward in Argentina is as follows:

Year of generation	Amount
2018	26,606
2019	72,768
2020	15,288
2021	113
2022	60,883

Schedule of Reconciliation of Accounting Profit by Applicable Tax Rate and Average Effective Tax Rate
The tax on the Group’s profit before income tax differs from the theoretical amount that would arise using the tax rates applicable to profits in the respective countries as follows:

	2022	2021	2020
Tax calculated at the tax rates applicable to profits in the respective countries	(43,827)	(54,291)	(4,184)
Non-deductible items	(1,921)	(3,459)	(7,642)
Effect of the changes in the statutory income tax rate in Argentina	(2,237)	(31,962)	6,324
Unused tax losses	—	482	(710)
Tax losses where no deferred tax asset was recognized	(107)	—	—
Non-taxable income	16,879	13,604	11,060
Previously unrecognized tax losses now recouped to reduce tax expenses (1)	19,419	38,121	1,529
Effect of IAS 29 and tax adjustment per inflation in Argentina	(18,195)	(6,402)	(19,239)
Others	3,231	70	537
Income tax expense	(26,758)	(43,837)	(12,325)

(1) 2022 includes 16,044 of adjustment by inflation of tax loss carryforwards in Argentina (37,175 in 2021).